Intangible Assets - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Risk premium basis points	1.00%
Cost of Sales
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 22	$ 26	$ 32
Selling and Marketing Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	154	245	236
General and Administrative Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 844	$ 791	$ 730
Technology costs and management systems | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	3 years
Technology costs and management systems | Top of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	10 years